Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 7,819
2015	6,357
2016	5,584
2017	4,194
2018	¥ 3,652